Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total investment return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 57 of the Prospectus and on page 113 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in bonds, which include debt securities of any maturity. In addition, the Fund will invest at least 65% of its net assets in investment grade securities. "Investment grade" securities are those securities that are rated in one of the top four ratings categories at the time of purchase by at least one of the three major ratings agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc. ("Fitch") or Standard and Poor's Ratings Group ("S&P")), or, if unrated, are determined by the Adviser to be of comparable quality. For purposes of this restriction, investment grade securities also include cash and cash equivalent securities. The Fund will generally seek to maintain an effective duration of +/- 2 years relative to the Barclays U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. While the effective duration for the Barclays U.S. Aggregate Bond Index fluctuates, as of December 31, 2014, the effective duration was approximately 5.5 years. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds rated below investment grade (i.e., none of the three major ratings agencies (Moody's, Fitch or S&P) have rated the securities in one of their top four ratings categories) (commonly known as "junk bonds"), or, if unrated, securities determined by the Adviser to be of comparable quality, and up to 10% of its assets in non-U.S. dollar-denominated securities. There is no minimum rating for the securities in which the Fund may invest.

The Fund's investments may include securities issued by U.S. and non-U.S. corporations and governments, securities issued by supranational entities, U.S. government-sponsored agency debenture and pass-through securities and commercial mortgage-backed and other asset-backed securities.

The portfolio management team seeks to build and manage a portfolio that will perform well on a benchmark-relative and, secondarily, on an absolute basis in the market environment it anticipates over the short to intermediate term. The primary factors for broad sector positioning are the Adviser's expected performance of sectors in the benchmark and the incremental performance or diversification benefits the Fund's portfolio managers anticipate from opportunistic allocations to securities that are not included in the Fund's benchmark. In addition, the Fund's portfolio managers will look at individual security selection, position size and overall duration contribution to the portfolio.

Purchase and sale considerations also include overall portfolio yield, interest rate sensitivity across different maturities held, fixed-income sector fundamentals and outlook, technical supply/demand factors, credit risk, cash flow variability, security optionality and structure, as well as potential currency and liquidity risk. The Adviser also considers economic factors. Individual securities are assessed on a risk/return basis, both on a benchmark-relative and on an absolute return basis, and on their fit within the overall portfolio strategy.

Specifically, the Adviser follows a total return-oriented investment approach and considers broad sector allocation, quality and liquidity bias, yield curve positioning and duration in selecting securities for the Fund. The Fund's portfolio managers consider economic and market conditions as well as issuer-specific data, such as fixed-charge coverage, the relationship between cash flows and debt service obligations, the experience and perceived strength of management or security structure, price responsiveness of the security to interest rate changes, earnings prospects, debt as a percentage of assets, borrowing requirements, debt maturity schedules and liquidation value.

In selecting investments for the Fund, the Adviser's research analysts and sector teams work closely with the Fund's portfolio managers to develop an outlook for the economy from research produced by various financial firms and specific forecasting services or from economic data released by U.S. and foreign governments, as well as the Federal Reserve Bank. The analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market through the use of quantitative tools such as internal and external computer systems and software. The Adviser continuously monitors an issuer's creditworthiness or cash flow stability to assess whether the obligation remains an appropriate investment for the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's financial outlook is promising. This may create an opportunity for higher returns. The Adviser seeks to balance opportunities for yield and price performance by combining macro economic analysis with individual security selection. Fund holdings are generally diversified across sectors and industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.

In connection with its principal investment strategies, the Fund may also invest in securities issued pursuant to Rule 144 under the Securities Act of 1933 ("Rule 144A securities"), structured notes, foreign securities, including those in emerging markets, mortgage-related securities, including mortgage dollar rolls, futures and swaps (including credit default swaps). The Fund may use such derivatives for hedging or investment purposes. The Fund may also engage in currency transactions, including forward currency contracts. The Adviser may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's returns, and realization of short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including futures, swaps, (including credit default swaps) and foreign currency transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: Second Quarter 2009, 7.84%
Lowest Quarterly Return: Third Quarter 2008, -4.26%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ngam.natixis.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.97%
Past 5 Years	rr_AverageAnnualReturnYear05	4.45%
Past 10 Years	rr_AverageAnnualReturnYear10	4.71%
Life of Class N (2/1/13)	rr_AverageAnnualReturnSinceInception	2.41%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.16%
Fee/expense recovery	rr_Component1OtherExpensesOverAssets	none
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	527
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	869
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,384
Annual Return 2005	rr_AnnualReturn2005	1.10%
Annual Return 2006	rr_AnnualReturn2006	5.34%
Annual Return 2007	rr_AnnualReturn2007	6.06%
Annual Return 2008	rr_AnnualReturn2008	0.61%
Annual Return 2009	rr_AnnualReturn2009	16.62%
Annual Return 2010	rr_AnnualReturn2010	10.35%
Annual Return 2011	rr_AnnualReturn2011	7.68%
Annual Return 2012	rr_AnnualReturn2012	11.31%
Annual Return 2013	rr_AnnualReturn2013	(0.82%)
Annual Return 2014	rr_AnnualReturn2014	6.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return: Second Quarter 2009, 7.84%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.84%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return: Third Quarter 2008, -4.26%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Past 1 Year	rr_AverageAnnualReturnYear01	1.41%
Past 5 Years	rr_AverageAnnualReturnYear05	5.87%
Past 10 Years	rr_AverageAnnualReturnYear10	5.83%
Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.21%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.06%
Past 10 Years	rr_AverageAnnualReturnYear10	3.96%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.84%
Past 5 Years	rr_AverageAnnualReturnYear05	3.85%
Past 10 Years	rr_AverageAnnualReturnYear10	3.79%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	0.17%
Fee/expense recovery	rr_Component1OtherExpensesOverAssets	none
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	658
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	790
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,045
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,641
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,641
Past 1 Year	rr_AverageAnnualReturnYear01	0.30%
Past 5 Years	rr_AverageAnnualReturnYear05	5.73%
Past 10 Years	rr_AverageAnnualReturnYear10	5.53%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total other expenses	rr_OtherExpensesOverAssets	0.16%
Fee/expense recovery	rr_Component1OtherExpensesOverAssets	none
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	257
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	486
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	839
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,834
Past 1 Year	rr_AverageAnnualReturnYear01	4.32%
Past 5 Years	rr_AverageAnnualReturnYear05	6.04%
Past 10 Years	rr_AverageAnnualReturnYear10	5.52%
Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.08%
Fee/expense recovery	rr_Component1OtherExpensesOverAssets	none
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.46%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	579
Past 1 Year	rr_AverageAnnualReturnYear01	6.39%
Life of Class N (2/1/13)	rr_AverageAnnualReturnSinceInception	3.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013
Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.16%
Fee/expense recovery	rr_Component1OtherExpensesOverAssets	none
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 677
Past 1 Year	rr_AverageAnnualReturnYear01	6.40%
Past 5 Years	rr_AverageAnnualReturnYear05	7.12%
Past 10 Years	rr_AverageAnnualReturnYear10	6.60%

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
[2]	Loomis, Sayles & Company, L.P.("Loomis Sayles" or the "Adviser") and NGAM Advisors, L.P. ("NGAM Advisors"), the Fund's advisory administrator, have given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.80%, 1.55%, 1.55%, 0.50% and 0.55% of the Fund's average daily net assets for Class A, B, C, N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.80%, 1.55%, 1.55%, 0.50% and 0.55% of the Fund's average daily net assets for Class A, B, C, N and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.